Financial Instruments and Fair Value Measurements (Details Textual)) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Unrealized Gain (Loss) On Derivatives	$ 122	$ 168
Loss on derivative instruments	(93)	(116)
Impairment of Long-Lived Assets to be Disposed of	12,480	783
Deferred Costs		177
Asset Impairment Charges		46,515
M V Free Hero [Member]
Impairment of Long-Lived Assets to be Disposed of	2,880	728
Asset Impairment Charges		15,048
M V Free Impala [Member]
Impairment of Long-Lived Assets to be Disposed of	3,360	55
Asset Impairment Charges		31,467
Interest Rate Swap One [Member]
Notional Amount of Price Risk Derivatives	5,166
Derivative, Fixed Interest Rate	5.07%
Derivative, Maturity Date	Sep. 30, 2015
Interest Rate Swap Two [Member]
Notional Amount of Price Risk Derivatives	2,766
Derivative, Fixed Interest Rate	5.55%
Derivative, Maturity Date	Jul. 15, 2015
Interest Rate Swap [Member]
Unrealized Gain (Loss) On Derivatives	122	168
Gain (Loss) on Interest Rate Fair Value Hedge Ineffectiveness	215	285
Loss on derivative instruments	93	116
Impairment of Long-Lived Assets to be Disposed of	$ 12,480